Shareholder Report, Line Graph (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002472 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.22%	(0.35%)		1.16%
C000156017 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	4.43%	(0.12%)	1.24%
C000102327 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	21.34%	14.11%		12.24%
C000002471 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	21.10%	13.87%		12.01%
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	1.12%	1.35%
S&P 500 Index
Account Value [Line Items]
Average Annual Return, Percent	24.56%	15.05%		12.86%